NET REVENUES (Tables)	6 Months Ended
Jun. 30, 2025
NET REVENUES
Schedule of net revenues

	Six Months Ended June 30,
	2025	2024

	U.S dollars in thousands
Licensing revenues (1)	359	—
Sales of products (2)	3,720	2,572
	4,079	2,572